Net Defined Benefit Liability (Asset) - Summary Of Changes In The Plan Assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Interest income		₩ (2,014)	₩ (14,022)	₩ (18,867)
Remeasurements	[1]	15,539	84,590	107,962
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,892,290	1,807,408	1,661,623
Changes in net defined benefit liability (asset) [abstract]
Interest income		78,326	84,981	91,550
Remeasurements		(12,240)	(15,323)	(23,752)
Employer's contributions		261,143	115,159	175,220
Retirement benefit paid		(138,874)	(94,940)	(94,607)
Changes due to business combinations		80,980	0	0
Others		(4,462)	(4,995)	(2,626)
Ending balance		₩ 2,157,163	₩ 1,892,290	₩ 1,807,408

[1]	Amount before tax